Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of joint ventures [line items]
Revenue	R$ 487,568	R$ 357,910	R$ 244,278
Cost of products sold	(483,813)	(319,214)	(228,319)
Gross revenue (expenses)	221,393	236,186	155,742
Selling expenses	(14,300)	(10,536)	(10,087)
Finance profit	375,413	310,538	129,323
Finance costs	(406,168)	(297,616)	(137,879)
Loss before tax	133,529	199,798
Income and social contribution taxes	13,975	22,719	25,919
Loss for the year	119,554	177,079	R$ 126,338
Cresca's [Member]
Disclosure of joint ventures [line items]
Revenue		3
Cost of products sold		(6)
Gross revenue (expenses)		(3)
Selling expenses		(43)
Administrative expenses	(28)	(235)
Other profit/expenses		(72)
Finance costs	(272)	(101)
Loss before tax	(300)	(454)
Income and social contribution taxes		2,658
Loss for the year	(300)	2,204
Company's interest – 50%	(150)	1,102
Equity method	R$ (150)	R$ 1,102